Katherine P. Feld        [logo] OppenheimerFunds
Vice President &              Oppenheimer Management Corporation
Associate Counsel             Two World Trade Center
                              New York, NY 10048-0203
                              212 323-0200    Fax 212 323-0558

                                     January 5, 1996


Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

          Re:  Oppenheimer Strategic Income & Growth Fund
               Reg. No. 33-47378; File No. 811-6639

To the Securities and Exchange Commission:

          An electronic ("EDGAR") filing is hereby made on behalf of Oppenheimer Strategic Income & Growth Fund (the "Registrant") pursuant to Rule 497(e) of the Securities Act of 1933, as amended. Such filing includes a supplement dated January 5, 1996, to the Registrant's Prospectus dated October 1, 1995.

                                     Very truly yours,

                                     /s/ Katherine P. Feld

                                     Katherine P. Feld
                                     Vice President &
                                     Associate Counsel
                                     (212) 323-0552

KPF/gl
Enclosure

cc:  Myer, Swanson, Adams & Wolf, P.C.
   Deloitte & Touche LLP
   Ms. Gloria LaFond
   Ms. Grace Loffredo






prosp/275cov.497